Debt - Schedule of Senior Secured Notes (Details) - Senior Notes € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)
Debt Instrument [Line Items]
Principal	$ 4,131		$ 4,603
6.500% Senior Secured U.S. Dollar Notes due February 2025
Debt Instrument [Line Items]
Principal	$ 500		700	$ 400
Effective interest rate (as a percent)	6.71%	6.71%
6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
6.500% Senior Secured U.S. Dollar Notes due February 2025 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
4.125% Senior Secured U.S. Dollar Notes due April 2026
Debt Instrument [Line Items]
Principal	$ 750		750
Effective interest rate (as a percent)	4.34%	4.34%
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
4.125% Senior Secured U.S. Dollar Notes due April 2026 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
3.500% Senior Secured Euro Notes due June 2026
Debt Instrument [Line Items]
Principal	$ 829	€ 750	800
Effective interest rate (as a percent)	3.65%	3.65%
3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
3.500% Senior Secured Euro Notes due June 2026 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
6.250% Senior Secured U.S. Dollar Notes due January 2027
Debt Instrument [Line Items]
Principal	$ 750		750
Effective interest rate (as a percent)	6.41%	6.41%
6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
6.250% Senior Secured U.S. Dollar Notes due January 2027 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
2.375% Senior Secured Euro Notes due April 2028
Debt Instrument [Line Items]
Principal	$ 553	€ 500	533
Effective interest rate (as a percent)	2.50%	2.50%
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
2.375% Senior Secured Euro Notes due April 2028 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029
Debt Instrument [Line Items]
Principal	$ 750		$ 750
Effective interest rate (as a percent)	5.39%	5.39%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage	100.00%
5.250% Senior Secured U.S. Dollar Notes due January 2029 | Debt Instrument, Redemption, Period 5
Debt Instrument [Line Items]
Redemption price, percentage	101.00%